Proved and Unproved Capitalized Costs Related to Company's Gas-Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capitalized costs:
Unproved properties	$ 457,836	$ 111,030
Total	781,048	291,838
Accumulated depreciation, depletion and amortization	52,689	20,820
Net capitalized costs	728,359	271,018
Equity Method Investee
Capitalized costs:
Net capitalized costs	91,166	57,110
Proved, producing properties
Capitalized costs:
Proved properties	244,771	119,374
Proved, nonproducing properties
Capitalized costs:
Proved properties	$ 78,441	$ 61,434